14. Loans, Debentures, and Finance Leases (Tables)	12 Months Ended
Dec. 31, 2017
Loans Debentures And Finance Leases Tables
Compostion of loans
a. Composition
Description	2017	2016	Index/Currency	Weighted average financial charges 12/31/2017 – % p.a.	Maturity

Foreign currency – denominated loans:
Notes in the foreign market (b) (*)	2,454,142	2,412,112	US$	+5.3	2026
Foreign loan (c.1) (*)	788,794	942,456	US$ + LIBOR (i)	+1.0	2018 to 2022
Foreign loan (c.1) (*)	298,927	332,650	US$ + LIBOR (i)	+1.9	2018
Foreign loan (c.2, c.3 and c.4)	259,015	486,451	US$	+2.2	2018
Financial institutions (e)	330,755	195,021	US$ + LIBOR (i)	+2.5	2019 to 2022
Financial institutions (e)	106,745	109,859	US$	+2.8	2018 to 2022
Financial institutions (e)	27,048	24,586	MX$ (ii)	+8.5	2018
Foreign currency advances delivered	26,080	32,582	US$	+2.2	< 54 days
Advances on foreign exchange contracts	44,515	111,066	US$	+2.4	< 92 days
BNDES (d)	4,460	7,137	US$	+6.4	2018 to 2020
Financial institutions (e)	3,382	9,569	MX$ + TIIE (ii)	+1.5	2018
Financial institutions (e)	593	435	Bs$ (vii)	+24.0	2018
Subtotal foreign currency	4,344,456	4,663,924

Brazilian Reais – denominated loans:
Debentures - Ipiranga (g.1, g.2, g.4 and g.6)	2,836,741	1,914,498	CDI	105.8	2018 to 2022
Banco do Brasil – floating rate (f)	2,794,272	2,956,547	CDI	107.3	2018 to 2021
Debentures - 5th issuance (g.3)	817,654	832,383	CDI	108.3	2018
Debentures – CRA (g.5)	1,380,852	-	CDI	95.0	2022
Debentures – CRA (g.5) (*)	554,402	-	IPCA	+4.6	2024
BNDES (d)	206,423	307,593	TJLP (iii)	+2.4	2018 to 2023
Export Credit Note – floating rate (h)	157,749	158,753	CDI	101.5	2018
BNDES (d)	69,422	71,430	SELIC (vi)	+2.3	2018 to 2023
BNDES EXIM	62,754	62,084	TJLP (iii)	+3.5	2018
Finance leases (i)	48,515	48,566	IGP-M (v)	+5.6	2018 to 2031
FINEP	35,611	48,667	R$	+4.0	2018 to 2022
FINEP	32,682	34,613	TJLP (iii)	+1.0	2018 to 2023
Banco do Nordeste do Brasil	28,136	47,120	R$	+8.5	2018 to 2021
BNDES EXIM	30,850	28,056	SELIC (vi)	+3.9	2018
BNDES (d)	26,270	40,309	R$	+5.6	2018 to 2022
FINAME	56	80	TJLP (iii)	+5.7	2018 to 2022
Fixed finance leases (i)	-	41
Floating finance leases (i)	-	109

Subtotal Brazilian Reais	9,082,389	6,550,849

Total foreign currency and Brazilian Reais	13,426,845	11,214,773

Currency and interest rate hedging instruments (**)	163,749	202,357

Total	13,590,594	11,417,130

Current	3,503,675	2,475,604
Non-current	10,086,919	8,941,526

Changes in loans, debentures and finance leases
Balance on 12/31/2016	11,214,773
New loans and debentures with cash effect	4,510,694
Interest accrued	925,421
Principal payment and financial leases	(2,467,391)
Interest payment	(769,740)
Monetary variation	37,937
Change in fair value	(24,849)

Balance on 12/31/2017	13,426,845

Principal maturity schedule
	2017	2016

From 1 to 2 years	1,826,907	3,203,383
From 2 to 3 years	894,640	1,699,009
From 3 to 4 years	1,302,450	693,993
From 4 to 5 years	3,016,406	554,162
More than 5 years	3,046,516	2,790,979

	10,086,919	8,941,526

Foreign loan maturity
Maturity	US$ (million)	Cost in % of CDI

Jul/18	60.0	103.0
Sep/18	80.0	101.5
Nov/18	80.0	101.4
Jun/22	100.0	105.0
Total / average cost	320.0	102.9

Loan and debenture maturity
Maturity

2018-Jan	172,798
2018-Apr	100,571
2019-Feb	168,392
2019-May	1,338,979
2020-May	337,844
2021-May	337,844
2022-May	337,844
Total	2,794,272

Maturity
Mar/2018	817,654
Dec/2018	801,026
May/2021	499,012
Apr/2022	656,009
Jul/2022	1,536,704
Oct/2022	724,841
Apr/2024	350,873
Oct/2024	203,530

Total	5,589,649

Debentures
Face value unit:	R$ 10,000.00
Final maturity:	November 16, 2017
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 10,000.00
Final maturity:	December 20, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 10,000.00
Final maturity:	March 16, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	108.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.7%
Payment of interest:	Annually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of CDI
Payment of interest:	Annually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.33%
Payment of interest:	Annually
Reprice:	Not applicable

Equipment and intangible assets, net of depreciation and amortization, and corresponding liabilities
	2017		2016
	LPG bottling facilities	LPG bottling facilities	Software	Total
Equipment and intangible assets, net of depreciation and amortization	15,732	17,078	223	17,301

Financing (present value)	48,515	48,566	150	48,716
Current	2,710	2,465	150	2,615
Non-current	45,805	46,101	-	46,101

	2017	2016
	LPG bottling facilities	LPG bottling facilities	Software	Total

Up to 1 year	5,113	4,876	156	5,032
From 1 to 2 years	5,113	4,876	-	4,876
From 2 to 3 years	5,113	4,876	-	4,876
From 3 to 4 years	5,113	4,876	-	4,876
From 4 to 5 years	5,113	4,876	-	4,876
More than 5 years	42,611	45,516	-	45,516

Total	68,176	69,896	156	70,052

Transaction costs
	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2016	Incurred cost	Amortization	Balance on 12/31/2017

Notes in the foreign market (14.b)	0.0	16,612	-	(1,314)	15,298
Banco do Brasil (14.f)	0.2	12,182	-	(4,117)	8,065
Debentures (14.g)	0.2	6,835	42,388	(4,514)	44,709
Foreign loans (14.c)	0.2	2,211	563	(1,561)	1,213
Other	0.2	1,952	1,418	(569)	2,801

Total		39,792	44,369	(12,075)	72,086
	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2015	Incurred cost	Amortization	Balance on 12/31/2016

Banco do Brasil (14.f)	0.2	11,883	3,529	(3,230)	12,182
Foreign Loans (14.c)	0.2	4,649	-	(2,438)	2,211
Debentures (14.g)	0.1	1,801	6,407	(1,373)	6,835
Notes in the foreign market (14.b)	0.0	-	16,821	(209)	16,612
Other	0.2	545	2,079	(672)	1,952

Total		18,878	28,836	(7,922)	39,792

Appropriated profit or loss in the future
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total

Notes in the foreign market (14.b)	1,388	1,464	1,546	1,632	1,723	7,545	15,298
Banco do Brasil (14.f)	4,628	2,317	599	385	136	-	8,065
Debentures (14.g)	9,151	9,069	9,110	8,971	5,798	2,610	44,709
Foreign loans (14.c)	931	171	111	-	-	-	1,213
Other	642	831	710	354	264	-	2,801

Total	16,740	13,852	12,076	11,342	7,921	10,155	72,086